UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21353

                           SEI OPPORTUNITY FUND, L.P.
               (Exact name of registrant as specified in charter)
                                    --------


                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                          The Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                              Wilmington, DE 19801
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 676-1114

                     DATE OF FISCAL YEAR END: MARCH 31, 2006

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS


SEI OPPORTUNITY FUND, L.P.

Quarterly Report (Unaudited)

December 31, 2005

                           SEI Opportunity Fund, L.P.
                       Schedule of Investments (Unaudited)
                                December 31, 2005

SEI Opportunity Fund, L.P. (the "Fund") invests substantially all of its assets in SEI Opportunity Master Fund, L.P. (the "Master Fund"). As of December 31, 2005, the Fund owned 3.66% of the Master Fund. The schedule of investments of the Master Fund is as follows:

                                                  FIRST                                         % OF
                                               ACQUISITION                                     MEMBERS'
INVESTMENT FUNDS                                   DATE           COST         FAIR VALUE      CAPITAL          LIQUIDITY*
------------------------------------------------------------------------------------------------------------------------------
Convertible Bond Hedging:
   Alta Partners Discount Convertible
    Arbitrage, LP                               10/01/2003    $   8,762,500  $     8,072,458      1.98%         Quarterly
   Lydian Partners II, LP                       10/01/2003       13,910,000       14,282,000      3.51          Quarterly
                                                             -------------------------------------------
Total Convertible Bond Hedging                                   22,672,500       22,354,458      5.49

Credit Hedging:
   Canyon Value Realization Fund, LP            10/01/2003       12,040,000       13,587,893      3.33          Quarterly
   Ore Hill Fund, LP                            10/01/2004       11,480,000       12,840,669      3.15         Semi-annual
   Smith Breeden Mortgage Partners, LP          11/01/2005       16,000,000       16,058,351      3.94          Quarterly
   Solus, LLC                                   01/01/2004        9,794,104       11,269,046      2.77          Quarterly
                                                                                                             1 year lock-up,
   Southpaw Credit Opportunity Partners, LP     08/01/2005       11,250,000       11,683,631      2.87          Quarterly
                                                                                                             1 year lock-up,
   Strategic Value Credit Opportunities Fund    09/01/2005       25,000,000       25,677,530      6.30          Quarterly
                                                             -------------------------------------------
Total Credit Hedging                                             85,564,104       91,117,120     22.36

Distressed Debt:
                                                                                                             1 year lock-up,
   Highland Crusader Fund, LP                   12/01/2005       10,000,000       10,325,000      2.53          Quarterly
                                                             -------------------------------------------
Total Distressed Debt                                            10,000,000       10,325,000      2.53

Equity Market Neutral:
   Analytic US Market Neutral, LLC              10/01/2003       14,818,277       15,232,577      3.74           Monthly
   LibertyView Fund, LLC                        10/01/2003       10,716,000       11,010,538      2.70           Monthly
   Thales Fund, LP                              10/01/2003        9,016,000       10,156,430      2.49          Quarterly
                                                             -------------------------------------------
Total Equity Market Neutral                                      34,550,277       36,399,545      8.93

Fixed Income:
                                                                                                            6 month lock-up,
   Nayan Capital Fund Limited                   07/01/2005       22,000,000       22,665,058      5.56           Monthly
                                                             -------------------------------------------
Total Fixed Income                                               22,000,000       22,665,058      5.56

Long/Short Equity:
Alydar Fund, LP                                 02/01/2004       16,640,000       18,763,164      4.60          Quarterly
Fuller and Thaler International Long Short
  Fund, LP                                      11/01/2005       15,000,000       14,625,225      3.59          Quarterly
                                                                                                             1 year lock-up,
Hayground Cove Turbo Fund, LP                   04/01/2005       14,450,000       14,399,642      3.53           Monthly
Highline Capital Partners, LP                   01/01/2004        5,747,123        6,520,608      1.60          Quarterly
Southport Millenium Fund, LP                    10/01/2003        6,173,000        6,780,779      1.66          Quarterly
SuNova Partners, LP                             10/01/2003       13,842,000       15,259,082      3.75          Quarterly
The Steeple Capital Fund, LP                    01/01/2005       14,250,000       15,375,764      3.77          Quarterly
                                                                                                             1 year lock-up,
Third Coast Capital QP Fund, LP                 05/01/2005       10,000,000       11,074,889      2.72          Quarterly

                           SEI Opportunity Fund, L.P.
                 Schedule of Investments (continued) (Unaudited)
                                December 31, 2005

                                                  FIRST                                                  % OF
                                               ACQUISITION                                              MEMBERS'
INVESTMENT FUNDS                                  DATE            COST             FAIR VALUE           CAPITAL        LIQUIDITY*
----------------------------------------------------------------------------------------------------------------------------------
Third Point Partners, LP                        10/01/2003   $    5,510,285      $    7,019,257           1.72%         Quarterly
                                                             ---------------------------------------------------
Total Long/Short Equity                                         101,612,408         109,818,410          26.94

Volatility Trading-Non-Directional:
   Bridge Water Pure Alpha Trading Company
    Ltd.                                        10/01/2005       15,000,000          14,876,785           3.65           Monthly
   First Quadrant Global Macro Fund Ltd.        12/01/2005       15,000,000          15,313,785           3.76           Monthly
   Vicis Capital                                09/01/2005       19,000,000          19,297,968           4.73          Quarterly
                                                             ---------------------------------------------------
Total Volatility Trading-Non-Directional                         49,000,000          49,488,538          12.14
                                                             ---------------------------------------------------
Total Investments                                            $  325,399,289(a)   $  342,168,129          83.95%
                                                             ===================================================


   Percentages are based on Members' Capital of $407,569,730.

   * Available frequency of redemptions after initial lock-up period.

   (a) The aggregate cost of investments for tax purposes was $325,399,289. Net unrealized appreciation on investments for tax purposes was $16,768,840 consisting of $18,007,229 of gross unrealized appreciation and $1,238,389 of gross unrealized depreciation.

   The investments in Investment Funds shown above, representing 83.95% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

   SUBSEQUENT EVENT

   The following investments were purchased as of January 3, 2006 (INVESTMENTS ARE NOT REFLECTED IN THE SCHEDULE OF INVESTMENTS ABOVE):

      o   Analytic US Market Neutral, LLC $10,000,000
      o   Boathouse Row I, LP $15,000,000
      o   First Quadrant Global Macro Fund Ltd. $6,000,000
      o   Fuller and Thaler International Long Short Fund, LP $3,000,000
      o   Highland Crusader Fund, LP $5,000,000
      o   Highline Capital Partners QP, LP $5,000,000
      o   LibertyView Fund, LLC $10,000,000
      o   Lydian Partners II, LP $5,000,000
      o   Nayan Capital Fund Limited $6,000,000
      o   Smith Breeden Mortgage Partners, LP $12,000,000
      o   Southport Millenium Fund, LP $12,000,000
      o   Strategic Value Credit Opportunities Fund $4,000,000
      o   Strategic Value Restructuring Fund, LP $15,000,000

                           SEI Opportunity Fund, L.P.
                 Schedule of Investments (continued) (Unaudited)
                                December 31, 2005

   SUBSEQUENT EVENT (CONTINUED)

      o   Thales Fund, LP $10,000,000
      o   Vicis Capital $5,000,000

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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



                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Opportunity Fund, L.P.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             -------------------------
                                             Robert A. Nesher
                                             President

Date: February 22, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             -------------------------
                                             Robert A. Nesher
                                             President

Date: February 22, 2006



By (Signature and Title)*                    /s/ Michael J. Leahy
                                             -------------------------
                                             Michael J. Leahy
                                             Treasurer


Date: February 22, 2006

* Print the name and title of each signing officer under his or her signature.